SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 91.8%
	Banks — 9.4%
	Banks — 9.4%
	Bank Central Asia Tbk. PT	114,842,325	$ 55,456,971
	BNP Paribas SA	1,583,330	150,328,328
	ING Groep NV Series N	4,007,653	113,082,148
	Mitsubishi UFJ Financial Group, Inc.	7,913,539	125,596,338
			444,463,785
	Capital Goods — 14.7%
	Aerospace & Defense — 4.3%
	MTU Aero Engines AG	216,221	89,629,661
	Rheinmetall AG	4,643	8,470,660
	Safran SA	304,035	106,261,594
	Construction & Engineering — 2.0%
	Ferrovial SE	1,455,346	94,649,253
	Electrical Equipment — 6.3%
	ABB Ltd.	1,158,460	85,398,773
	Mitsubishi Electric Corp.	3,172,069	92,487,513
	Schneider Electric SE	434,466	119,936,285
	Industrial Conglomerates — 2.1%
	Hitachi Ltd.	3,278,704	102,825,289
			699,659,028
	Commercial & Professional Services — 4.0%
	Professional Services — 4.0%
	Kanzhun Ltd. ADR	4,703,923	95,865,951
	Recruit Holdings Co. Ltd.	1,669,161	93,792,749
			189,658,700
	Consumer Discretionary Distribution & Retail — 2.7%
	Broadline Retail — 2.7%
	Alibaba Group Holding Ltd.	6,909,458	126,777,417
			126,777,417
	Consumer Durables & Apparel — 2.1%
	Household Durables — 1.8%
	Sony Group Corp.	3,272,322	83,938,235
	Textiles, Apparel & Luxury Goods — 0.3%
	LVMH Moet Hennessy Louis Vuitton SE	17,560	13,310,550
			97,248,785
	Consumer Services — 2.4%
	Hotels, Restaurants & Leisure — 2.4%
	Galaxy Entertainment Group Ltd.	1,337,472	6,585,366
[a,b]	Meituan Class B	7,999,629	106,179,305
			112,764,671
	Consumer Staples Distribution & Retail — 2.5%
	Consumer Staples Distribution & Retail — 2.5%
	Alimentation Couche-Tard, Inc.	2,144,043	117,094,068
			117,094,068
	Energy — 3.6%
	Oil, Gas & Consumable Fuels — 3.6%
	Shell plc	1,084,513	40,115,507
	TotalEnergies SE	1,980,913	129,411,793
			169,527,300
	Financial Services — 2.5%
	Capital Markets — 2.5%
	B3 SA - Brasil Bolsa Balcao	23,997,767	61,096,088
	Japan Exchange Group, Inc.	5,164,090	55,119,195
			116,215,283

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2025 (Unaudited)

Issuer-Description	SHARES	VALUE
Food, Beverage & Tobacco — 1.1%
Beverages — 0.7%
Diageo plc	1,540,386	$ 33,294,498
Food Products — 0.4%
Danone SA	198,566	17,916,979
		51,211,477
Health Care Equipment & Services — 1.9%
Health Care Equipment & Supplies — 1.9%
Alcon AG	1,114,915	87,866,451
		87,866,451
Household & Personal Products — 2.4%
Personal Care Products — 2.4%
L’Oreal SA	268,668	115,749,782
		115,749,782
Insurance — 4.5%
Insurance — 4.5%
Generali	2,087,470	87,232,067
NN Group NV	1,626,567	125,664,740
		212,896,807
Materials — 6.4%
Chemicals — 2.9%
Air Liquide SA	266,740	50,237,158
Linde plc	210,009	89,244,077
Metals & Mining — 3.5%
Freeport-McMoRan, Inc.	1,237,565	62,855,926
Glencore plc	18,901,936	103,584,363
		305,921,524
Pharmaceuticals, Biotechnology & Life Sciences — 5.7%
Pharmaceuticals — 5.7%
AstraZeneca plc	801,091	148,908,698
Roche Holding AG	300,285	124,008,742
		272,917,440
Semiconductors & Semiconductor Equipment — 2.0%
Semiconductors & Semiconductor Equipment — 2.0%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	319,479	97,086,473
		97,086,473
Software & Services — 0.9%
Software — 0.9%
SAP SE	184,091	44,728,320
		44,728,320
Technology Hardware & Equipment — 6.4%
Electronic Equipment, Instruments & Components — 1.8%
Keyence Corp.	244,723	88,522,356
Technology Hardware, Storage & Peripherals — 4.6%
FUJIFILM Holdings Corp.	3,359,334	71,279,727
Samsung Electronics Co. Ltd.	1,737,599	145,636,669
		305,438,752
Telecommunication Services — 2.9%
Diversified Telecommunication Services — 2.9%
Internet Initiative Japan, Inc.	1,105,626	19,558,155
Orange SA	7,150,678	119,329,369
		138,887,524
Transportation — 4.5%
Air Freight & Logistics — 1.9%
Deutsche Post AG	1,679,639	91,583,494
Ground Transportation — 2.6%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Canadian Pacific Kansas City Ltd.	1,668,959	$ 122,885,451
			214,468,945
	Utilities — 9.2%
	Electric Utilities — 7.0%
	Endesa SA	3,096,173	111,451,006
	Enel SpA	10,362,263	107,739,897
	Iberdrola SA	5,195,927	112,751,968
	Multi-Utilities — 2.2%
	E.ON SE	5,593,466	105,911,830
			437,854,701
	Total Common Stock (Cost $2,947,444,859)		4,358,437,233
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[b,c]	Constellation Software, Inc., 3/31/2040	16,647	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 8.4%
[d]	Thornburg Capital Management Fund	40,033,933	400,339,334
	Total Short-Term Investments (Cost $400,339,334)		400,339,334
	Total Investments — 100.2% (Cost $3,347,784,193)		$4,758,776,568
	Liabilities Net of Other Assets — (0.2)%		(8,430,253)
	Net Assets — 100.0%		$4,750,346,315

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate value of these securities in the Fund’s portfolio was $106,179,305, representing 2.24% of the Fund’s net assets.
b	Non-income producing.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/25	Dividend Income
Thornburg Capital Mgmt. Fund	$387,461,999	$263,855,263	$(250,977,928)	$-	$-	$400,339,334	$3,754,824